Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET:

NOTE 7:- PROPERTY AND EQUIPMENT, NET:

	December 31,
	2020	2019
Cost:

Computers and software	$1,164	$1,396
Machines	572	403
Office furniture and equipment	495	490
Leasehold improvements	1,118	1,100
Motor Vehicles	375	456

	$3,724	$3,845

Accumulated Depreciation:

Computers and software	$1,115	$1,251
Machines	527	331
Office furniture and equipment	357	338
Leasehold improvements	535	458
Motor Vehicles	234	210

	$2,768	$2,588

Property and equipment, net	$956	$1,257

Depreciation expenses amounted to $270, $277 and $232 for the years ended December 31, 2020, 2019 and 2018, respectively. Additional equipment was purchased in an amount of $ 84, $ 342 and $ 687 for the years ended December 31, 2020, 2019 and 2018, respectively